OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Financial assets
Receivables from disposal of Guizhou Branch's aluminum properties			¥ 1,060,682
Other long-term receivables		¥ 261,156	305,677
Financial assets included in other non-current assets		261,156	1,366,359
Prepayment for mining rights		801,657	769,108
Long-term prepaid expenses		484,536	389,076
Deferred losses for sales and leaseback transactions		1,234,376	1,172,671
Others		739,167	490,907
Total non-financial assets		3,259,736	2,821,762
Total other non-current assets	$ 541,150	3,520,892	4,188,121
Shanxi Huaxing
Financial assets
Other long-term receivables, interest-bearing asset		¥ 97,000	¥ 112,000